Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer Deposits [Line Items]
Advances for real estate properties	$ 2,332,850,810	$ 2,616,487,072
Add: increase in revenue recognized in excess of amounts received from customers	59,622,703	25,665,783
Less: recognized as progress billings	(1,439,534,129)	(1,536,054,208)
Customer deposits (Note 2(h))	$ 952,939,384	$ 1,106,098,647
Minimum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	80.00%